Cover	12 Months Ended
Dec. 31, 2020 shares
CoverLineItems [Line Items]
Entity Registrant Name	ENERGY CO OF MINAS GERAIS
Entity Central Index Key	0001157557
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	D5
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Annual Report	true
Document Transition Report	false
ICFR Auditor Attestation Flag	true
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Common Shares [member]
CoverLineItems [Line Items]
Entity Common Stock, Shares Outstanding	566,036,634
Preferred Shares [member]
CoverLineItems [Line Items]
Entity Common Stock, Shares Outstanding	1,127,325,434